Fair Value - Measurements (Table)(Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investment in affiliates	$ 129,286	$ 196,695
Quoted Prices in Active Markets for Identical Assets (Level I)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investment in affiliates	$ 117,990